Valuation Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 26, 2015	Apr. 27, 2014	Apr. 24, 2016
Impairment charges related to goodwill
Property and equipment, net impairment charges	$ 9,000	$ 14,200
Intangible asset impairment charge		12,153
Goodwill impairment charges		101,000
Total impairment valuation charges	9,000	127,353
Goodwill	79,776		$ 79,776
Bettendorf
Impairment charges related to goodwill
Goodwill impairment charges		60,000
Goodwill			5,713
Blackhawk
Impairment charges related to goodwill
Goodwill			30,533
Boonville
Impairment charges related to goodwill
Goodwill			2,599
Kansas City
Impairment charges related to goodwill
Goodwill			7,183
Lula Mississippi Property
Impairment charges related to goodwill
Goodwill impairment charges		36,000
Goodwill			6,581
Vicksburg Mississippi
Impairment charges related to goodwill
Goodwill impairment charges		5,000
Goodwill			$ 27,167
Nemacolin
Impairment charges related to goodwill
Property and equipment, net impairment charges	9,000	14,200
Intangible asset impairment charge		$ 12,153
Non-recurring fair value of property and equipment	$ 15,848